Long-term debt (Tables)	12 Months Ended
Mar. 31, 2019
Schedule of Long-term Debt Instruments

The below table presents the balance of long-term debt as of March 31, 2018 and March 31, 2019 and the related contractual rates and maturity dates:

	As of,
	March 31, 2018				March 31, 2019
	Maturity / Call dates	Stated interest rates	Total		Maturity / Call dates	Stated interest rates	Total		Total
	(In millions)
Subordinated debt
Subordinated debt (other than perpetual debt)	2019-2028	7.56% to 10.85%	Rs.	151,063.5	2021-2029	7.56% to 10.20%	Rs.	128,315.8	US$	1,855.3
Perpetual debt	2023	8.85%		79,997.3	2023-2029	8.85% to 9.40%		82,997.9		1,200.1
Others*
Variable rate—(1)	2020-2022	2.68% to 3.25%		32,227.2	2020-2022	3.30% to 3.88%		36,288.8		524.7
Variable rate—(2)	2019-2023	7.64% to 10.05%		108,196.7	2020-2024	8.25% to 10.05%		116,615.2		1,686.2
Fixed rate—(1)	2019-2027	6.90% to 10.35%		561,421.6	2020-2029	4.60% to 9.56%		680,335.3		9,837.1

Total			Rs.	932,906.3			Rs.	1,044,553.0	US$	15,103.4

*	Variable rate (1) represent foreign currency debt. Variable rate debt is typically indexed to LIBOR, T-bill rates, Marginal cost of funds based lending rates (MCLR), among others.

Maturities of Long-Term Debt Disclosures

The scheduled maturities of long-term debt are set out below:

	As of March 31, 2019
	(In millions)
Due in the twelve months ending March 31:
2020	Rs. 261,201.6	US$	3,776.8
2021	153,384.5		2,217.8
2022	114,697.8		1,658.4
2023	79,464.2		1,149.0
2024	23,050.0		333.3
Thereafter	329,757.0		4,768.0

Total (1)	Rs. 961,555.1	US$	13,903.3

(1)	The scheduled maturities of long-term debt do not include perpetual bonds of Rs. 82,997.9 million (net of debt issuance cost).

Long-term Debt
Schedule of Long-term Debt Instruments

Long-term debt as of March 31, 2018 and March 31, 2019 comprised of the following:

	As of March 31,
	2018		2019		2019
	(In millions)
Subordinated debt	Rs.	231,070.0	Rs.	211,320.0	US$	3,055.5
Others		701,885.6		833,265.2		12,048.4
Less: Debt issuance cost		(49.3)		(32.2)		(0.5)

Total	Rs.	932,906.3	Rs.	1,044,553.0	US$	15,103.4